EQUITY (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Equity [Roll Forward]
Paid shares as of beginning of period		$ 3,149,564
Approved at Extraordinary Shareholders meeting dated August 18, 2016				$ 608,496
Paid shares as of end of period		$ 3,146,265		$ 3,149,564
Number of Shares [Member]
Equity [Roll Forward]
Paid shares as of beginning of period (in shares)		606,407,693		545,547,819
Approved at Extraordinary Shareholders meeting dated August 18, 2016 (in shares)				60,849,592
Capital reserve (in shares)
Increase (decrease) by transfers and other changes (in shares)		10,282		10,282	[1]
Paid shares as of end of period (in shares)		606,407,693	[2]	606,407,693
Movement Value of Shares [Member]
Equity [Roll Forward]
Paid shares as of beginning of period	[3]	$ 3,160,718		$ 2,552,066
Approved at Extraordinary Shareholders meeting dated August 18, 2016	[3]			608,496
Capital reserve					[3]
Increase (decrease) by transfers and other changes		156		156	[1],[3]
Paid shares as of end of period	[3]	3,160,718		3,160,718
Cost of Issuance and Placement of Shares [Member]
Equity [Roll Forward]
Paid shares as of beginning of period	[4]	(11,154)		(6,361)
Approved at Extraordinary Shareholders meeting dated August 18, 2016	[4]
Capital reserve	[4]	(4,793)		(4,793)
Increase (decrease) by transfers and other changes					[4],[5]
Paid shares as of end of period	[4]	(14,453)		(11,154)
Share Capital [Member]
Equity [Roll Forward]
Paid shares as of beginning of period		3,149,564
Approved at Extraordinary Shareholders meeting dated August 18, 2016				608,496
Capital reserve		(3,299)		(4,793)
Increase (decrease) by transfers and other changes	[1]			156
Paid shares as of end of period		$ 3,146,265		$ 3,149,564

[1]	These 10,282 shares were placed in January 2014 and charged to the Compensation plan 2011 (See Note 34 (a.1))
[2]	At December 31, 2017, the difference between authorized shares and fully paid shares are 1,966,832 shares, of which 1,500,000 correspond to compensation plans for executives of LATAM Airlines Group S.A. and subsidiaries (see Note 34(a.2)) and 466,832 correspond to the shares issued and unsubscribed from the capital increase approved at the Extraordinary Shareholders Meeting held on August 18, 2016.
[3]	Amounts reported represent only those arising from the payment of the shares subscribed.
[4]	Decrease of capital by capitalization of reserves for cost of issuance and placement of shares established according to Extraordinary Shareholder's Meetings, where such decreases were authorized.
[5]	In January 2014, these 10,282 shares were placed and charged to the Compensation plan 2011 (See Note 34 (a.1))